Share-based Compensation - Fair Values of Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 Multiple $ / shares	Dec. 31, 2020 Multiple $ / shares	Dec. 31, 2019 Multiple $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	60.31%	57.77%	49.92%
Expected volatility, Maximum	61.94%	58.65%	50.65%
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.66%	0.82%	1.80%
Risk-free interest rate, Maximum	1.96%	1.09%	2.52%
Exercise multiple | Multiple	2.8	2.8	2.8
Expected dividend yield
Contractual term	10 years	10 years	10 years
Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%	0.00%	0.00%
Share price	$ 7.09	$ 41.50	$ 94.96
Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	20.00%	20.00%	20.00%
Share price	$ 60.19	$ 77.78	$ 310.64